PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

11.	PROPERTY, PLANT AND EQUIPMENT

	Leasehold improvement	Office equipment	Computer equipment	Total
	HK$’000	HK$’000	HK$’000	HK$’000

COST
At April 1, 2024	3,548	213	588	4,349
Write-offs	(1,048)	(213)	-	(1,261)

At March 31, 2025 and 2026	2,500	-	588	3,088

ACCUMULATED DEPRECIATION
At April 1, 2024	2,784	213	588	3,585
Provided for the year	764	-	-	764
Write-off	(1,048)	(213)	-	(1,261)

At March 31, 2025 and 2026	2,500	-	588	3,088

CARRYING VALUES
At March 31, 2026	-	-	-	-

At March 31, 2025	-	-	-	-

Depreciation expenses for the years ended March 31, 2024, 2025 and 2026 amounted to HK$833,000, HK$764,000 and HK$ nil, respectively, which were included in administrative expenses. During the years ended March 31, 2024, 2025 and 2026, certain fully depreciated assets with a gross carrying amount of HK$nil, HK$1,261,000 and HK$ nil were written off, respectively. Such write-off had no impact on the consolidated statements of profit or loss and other comprehensive income. No impairment losses were recognized during any of the years presented.

The above items of property, plant and equipment are depreciated on a straight-line basis, after taking into account of their estimated residual values, at the following rates per annum:

Leasehold improvement	20% - 33.33% [1]
Office equipment	20%
Computer equipment	20%

[1] Leasehold improvement is depreciated over useful life of 5 years (20% per annum) or over the lease term, whichever is shorter.